UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF INCOME AND LOSS AND OTHER COMPREHENSIVE INCOME AND LOSS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue	$ 993.8	$ 856.8	$ 2,176.7	$ 1,907.1
Cost of goods sold	(442.5)	(400.2)	(986.9)	(895.6)
Gross profit	551.3	456.6	1,189.8	1,011.5
Selling, general and administrative expenses	(560.2)	(445.3)	(1,094.4)	(867.7)
Impairment losses	(1.2)	(4.7)	(2.5)	(7.5)
Other operating income	1.6	0.9	7.6	1.6
Operating (loss)/profit	(8.5)	7.5	100.5	137.9
Finance income	2.5	1.8	5.2	3.1
Finance cost	(47.7)	(101.1)	(130.0)	(187.2)
Loss on debt extinguishment	0.0	0.0	(14.3)	0.0
Net finance cost	(45.2)	(99.3)	(139.1)	(184.1)
Loss before tax	(53.7)	(91.8)	(38.6)	(46.2)
Income tax benefit/(expense)	51.9	(5.2)	43.7	(31.9)
Net (loss)/income	(1.8)	(97.0)	5.1	(78.1)
(Loss)/Income attributable to:
Equity holders of the Company	(3.7)	(96.9)	1.4	(78.0)
Non-controlling interests	$ 1.9	$ (0.1)	$ 3.7	$ (0.1)
(Loss)/Earnings per share
Basic loss per share (in USD per share)	$ (0.01)	$ (0.25)	$ 0.00	$ (0.20)
Diluted loss per share (in USD per share)	$ (0.01)	$ (0.25)	$ 0.00	$ (0.20)
Items that will not be reclassified to the statement of income and loss
Remeasurement effects of postemployment benefit plans	$ (0.3)	$ (3.0)	$ (4.2)	$ (6.1)
Income tax related to remeasurement effects	0.1	0.9	1.1	1.7
Items that subsequently may be reclassified to the statement of income and loss
Translation differences	(21.7)	(11.4)	43.3	(71.2)
Cash flow hedges	2.3	10.1	23.7	3.2
Income tax related to cash flow hedges	(0.4)	(2.0)	(4.7)	(0.6)
Other comprehensive (loss)/income, net of tax	(20.0)	(5.4)	59.2	(73.0)
TOTAL COMPREHENSIVE (LOSS)/INCOME	(21.8)	(102.4)	64.3	(151.1)
Total comprehensive (loss)/income attributable to:
Equity holders of the Company	(23.7)	(102.3)	60.6	(151.0)
Non-controlling interests	$ 1.9	$ (0.1)	$ 3.7	$ (0.1)